Common shares - Summary of restricted stock awards (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Number of Shares
Number of shares, outstanding and non-vested (in shares)	2,705,989
Number of shares, outstanding and non-vested (in shares)	3,231,060	2,705,989
Restricted Stock
Number of Shares
Number of shares, outstanding and non-vested (in shares)		2,997,992
Number of shares, granted (in shares)	1,817,750	1,047,997
Number of shares, vested (in shares)	(1,280,179)	(1,337,500)
Number of shares, forfeited (in shares)	(12,500)	(2,500)
Number of shares, outstanding and non-vested (in shares)
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 21.63	$ 23.27
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 55.61	$ 21.39
Weighted average grant date fair value, vested (in USD per share) | $	$ 27.11	$ 25.11
Weighted average grant date fair value, forfeited (in USD per share) | $	24.27	16.66
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 38.57	$ 21.63